Organization and Description of Business (Details) - USD ($)									6 Months Ended		12 Months Ended
	Mar. 01, 2019	Jan. 01, 2019	Oct. 10, 2018	Sep. 28, 2018	Aug. 08, 2018	Jan. 16, 2018	Dec. 11, 2017	Nov. 01, 2017	Jun. 30, 2019	Jun. 30, 2018	May 31, 2022	Aug. 08, 2021	May 31, 2021	Aug. 08, 2020	May 31, 2020	Aug. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	May 31, 2019	Aug. 07, 2018	Jun. 26, 2018	Nov. 12, 2014
Noncontrolling Interest [Line Items]
Cash consideration									$ 4,267,000	$ 0
Common stock, par value (in dollars per share)									$ 0.01								$ 0.01	$ 0.01
Net proceeds from issuance of common stock																	$ 18,930,000	$ 0	$ 0
Amount invested									$ 2,176,000	$ 0
Public Offering
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)				270,000
Share price (in dollars per share)				$ 74.50
Gross proceeds from issuance of common stock				$ 20,100,000
Net proceeds from issuance of common stock				$ 18,200,000
Over-Allotment Option
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)			10,000
Net proceeds from issuance of common stock			$ 700,000
Affiliated Entity
Noncontrolling Interest [Line Items]
Program commitment amount									$ 50,000,000
Premier
Noncontrolling Interest [Line Items]
Fair value of Ashford Inc. common stock issued					$ 203,000,000
Equity interest issued, value assigned					$ 203,000,000
Voting Restrictions Term					5 years
Voting rights limit					25.00%
Common stock, par value (in dollars per share)					$ 0.01
JSAV
Noncontrolling Interest [Line Items]
Voting interests acquired	88.00%							85.00%
Cash consideration								$ 9,176,000
Equity interest issued, value assigned								$ 4,300,000
Share price (in dollars per share)								$ 60.44
Equity interest issued (in shares)								70,318
RED
Noncontrolling Interest [Line Items]
Voting interests acquired						80.00%
Cash consideration						$ 220,000	$ 970,000
REA Holdings
Noncontrolling Interest [Line Items]
Voting interests acquired									30.00%
BAV
Noncontrolling Interest [Line Items]
Fair value of Ashford Inc. common stock issued	$ 3,748,000
Remington
Noncontrolling Interest [Line Items]
Voting rights limit					40.00%
RED
Noncontrolling Interest [Line Items]
Ownership by parent									80.00%								80.00%	0.00%
Noncontrolling interests									20.00%								20.00%	0.00%
JSAV | BAV
Noncontrolling Interest [Line Items]
Fair value of Ashford Inc. common stock issued	4,000,000
Cash consideration	5,000,000
Equity interest issued, value assigned	$ 3,500,000
Share price (in dollars per share)	$ 57.01
Equity interest issued (in shares)	61,387
Estimated fair value	$ 3,800,000
Interest issued and issuable, 18 months	500,000
Contingent consideration possible	$ 1,400,000
Ashford Trust, Inc.
Noncontrolling Interest [Line Items]
Ownership (in shares)									598,000								598,000
Ownership percentage									24.20%								25.00%
Braemar
Noncontrolling Interest [Line Items]
Ownership (in shares)									195,000								195,000
Ownership percentage									7.90%								8.10%
Ashford Trust
Noncontrolling Interest [Line Items]
Percent of common stock distribution with spin-off																								70.00%
Ashford Trust | Affiliated Entity
Noncontrolling Interest [Line Items]
Program commitment amount																							$ 50,000,000
Program potential commitment amount																							$ 100,000,000
Program percent of commitment for each hotel																							10.00%
Braemar | Affiliated Entity
Noncontrolling Interest [Line Items]
Program potential commitment amount									$ 100,000,000
Program percent of commitment for each hotel									10.00%
Series D Convertible Preferred Stock | Remington
Noncontrolling Interest [Line Items]
Equity interest issued, value assigned																					$ 275,000,000
Share price (in dollars per share)																					$ 117.50
Stock price premium																					164.00%
Series D Convertible Preferred Stock | Remington | Scenario, Forecast
Noncontrolling Interest [Line Items]
Equity interest issued, value assigned																				$ 478,000,000
Dividend rate											7.28%		6.99%		6.59%
Series B Convertible Preferred Stock
Noncontrolling Interest [Line Items]
Preferred stock, shares issued (in shares)					8,120,000					8,120,000							8,120,000	0				8,120,000
Series B Convertible Preferred Stock | Premier
Noncontrolling Interest [Line Items]
Equity interest issued, value assigned					$ 203,000,000
Share price (in dollars per share)					$ 140
Equity interest issued (in shares)					1,450,000
Series B Convertible Preferred Stock | Premier | Scenario, Forecast
Noncontrolling Interest [Line Items]
Dividend rate												6.50%		6.00%		5.50%
REA Holdings
Noncontrolling Interest [Line Items]
Noncontrolling interests		30.00%
Aggregate cost		$ 3,000,000
Amount invested		$ 2,100,000
Equity issuance (in shares)		16,529
Equity issuance		$ 890,000
Option to purchase equity		50.00%
Option to purchase consideration		$ 12,500,000